CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenue		$ 287,419	$ 269,882	$ 239,421
Operating expenses:
Cost of revenue	[1]	91,642	91,469	80,267
Selling and marketing		79,042	57,124	59,931
Research and development		61,343	51,696	38,986
General and administrative		27,902	16,960	16,712
Depreciation and amortization		27,398	22,192	25,154
Restructuring and related		3,082	20,092	1,234
Total operating costs and expenses		290,409	259,533	222,284
Income (loss) from operations		(2,990)	10,349	17,137
Other income (expense), net:
Change in fair value of warrant liabilities		13,933	0	0
Interest expense, net		(235)	(142)	(264)
Other income (expense), net		(229)	929	716
Total other income, net		13,469	787	452
Income before income taxes		10,479	11,136	17,589
Income tax benefit (expense)		258	1,671	(3,975)
Net income		$ 10,737	$ 12,807	$ 13,614
Net income per share attributable to Class A and Class B common stockholders:
Basic (USD per share)		$ 0.10	$ 0.14	$ 0.15
Diluted (USD per share)		$ 0.09	$ 0.12	$ 0.14
Weighted average shares of common stock outstanding:
Basic (shares)		111,718	92,917	92,439
Diluted (shares)		124,898	103,203	97,031

[1]	Amounts exclude depreciation and amortization.